Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 131,312	$ 95,630
Gross unrealized gains	753	696
Gross unrealized losses	(3,599)	(3,435)
Fair value	128,466	92,891
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,609	4,081
Gross unrealized gains	1	1
Gross unrealized losses	(351)	(301)
Fair value	6,259	3,781
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,396	2,685
Gross unrealized gains	2	6
Gross unrealized losses	(650)	(567)
Fair value	2,748	2,124
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	75,326	46,034
Gross unrealized gains	343	343
Gross unrealized losses	(2,374)	(2,019)
Fair value	73,295	44,358
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,200	5,154
Gross unrealized gains	1	7
Gross unrealized losses	(9)	(17)
Fair value	6,192	5,144
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,762	2,985
Gross unrealized gains		1
Gross unrealized losses	(61)	(98)
Fair value	2,701	2,888
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,308	7,741
Gross unrealized gains	3	3
Gross unrealized losses	(46)	(220)
Fair value	8,265	7,524
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	444	547
Gross unrealized gains	2
Gross unrealized losses	(5)	(23)
Fair value	441	524
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	27,774	25,852
Gross unrealized gains	44	51
Gross unrealized losses	(95)	(183)
Fair value	27,723	25,720
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	493	551
Gross unrealized gains	357	284
Gross unrealized losses	(8)	(7)
Fair value	$ 842	$ 828